Commitments and contingencies - Future Minimum Payments under Non-Cancellable Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Future minimum payments under non-cancellable
2025	$ 278
Bandwidth purchase commitments
Future minimum payments under non-cancellable
2025	$ 275